Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Disclosure of fair value measurement of assets [abstract]
Fair values

12          Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (as defined in note 2.28 of the Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
June 30, 2019
Financial liabilities measured at fair value
Derivative financial instruments	2,839	-	-	2,839	2,839
	2,839

Financial liabilities not measured at fair value
Long-term borrowings	38,555	-	39,989	-	39,989
	38,555

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial liabilities measured at fair value
Derivative financial instruments	831	-	-	831	831
	831

Financial liabilities not measured at fair value
Long-term borrowings	37,163	-	37,030	-	37,030
	37,163

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments	Black-Scholes model	Refer to Note 2.30 of the Annual Report

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1 and Level 2 during the period.